Equity Plans and Stock-based Compensation	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Share-based Payment Arrangement [Abstract]
Equity Plans and Stock-based Compensation

10.	Equity Plans and Stock-based Compensation
On February 25, 2021, the stockholders of the Company approved the 2021 Equity Incentive Plan (“2021 EIP”) and the 2021 Employee Stock Purchase Plan (“2021 ESPP”). As of July 31, 2021, 40,878,653 and 8,177,683 shares of Common Stock were available under the 2021 EIP and 2021 ESPP, respectively. On the first day of each March, beginning on March 1, 2021 and continuing through March 1, 2030, the 2021 EIP reserve will automatically increase by a number of shares equal to the lesser of (a) 5% of the total number of shares actually issued and outstanding on the last day of the preceding month and (b) a number determined by the Company’s Board of Directors. Further, on the first day of each March during the term of the 2021 ESPP, commencing on March 1, 2021 and ending on (and including) March 1, 2040, the aggregate number of shares of stock that may be issued under the 2021 ESPP shall automatically increase by a number equal to the lesser of (i) one percent (1%) of the total number of shares of stock issued and outstanding on the last day of the preceding month, (ii) 5,400,000 shares of stock (subject to standard anti-dilution adjustments), or (iii) a number of shares of stock determined by the Company’s Board of Directors.
Under the 2021 EIP, the Company can grant stock options, stock appreciation rights, restricted stock, restricted stock units (“RSU”) and certain other awards which are
s
ettled in the form of common shares issued under this 2021 EIP. Under the 2021 ESPP, eligible employees are permitted to purchase shares of the Company’s Common Stock at 85% of the lower of fair market value the Company’s Common Stock on the first trading day of an offering period or on the purchase date.
No further awards will be granted under Legacy ChargePoint’s 2017 Stock Plan (“2017 Plan”) and 24,259,238 shares of Common Stock remain reserved for outstanding awards issued under the 2017 Plan at the time of adoption of the 2021 EIP and the 2021 ESPP. Additionally, no other awards can be granted under Legacy ChargePoint’s 2007 Stock Incentive Plan (“2007 Plan”) and 5,143,849 shares of Common Stock remained reserved for outstanding awards issued under the 2007 Plan at the time of the adoption of the 2021 EIP and the 2021 ESPP.
The Company’s stock option awards activity is set forth below:

	Number of Stock Option Awards	Weighted Average Exercise Price	Weighted Average Remaining Contractual term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of January 31, 2021	30,166,792	$0.71	7.3	$1,064,539
Options exercised	(3,292,219)	$0.53
Options forfeited	(452,893)	$0.73
Options expired	(19,963)	$53.22

Outstanding as of July 31, 2021	26,401,717	$0.69	7.0	$606,280

Options vested and expected to vest as of July 31, 2021	25,667,621	$0.69	7.0	$589,470

Exercisable as of July 31, 2021	16,457,228	$0.66	6.3	$378,402

The options outstanding as of July 31, 2021, include the June 2020 grant of a stock option to purchase a total of 1.5 million shares of Common Stock subject to both service and performance-based vesting conditions to the Chief Executive Officer under the 2017 Plan (“CEO Award”). No stock-based compensation expense had been recorded as the CEO awards were improbable of vesting before and after two modifications in each of September 2020 and December 2020, because the performance-based vesting condition was contingent upon the closing of the Merger. Accordingly, the Company commenced recognition of stock-based compensation expense for such CEO Award following the Merger in February 2021. As of July 31, 2021, the total unrecognized compensation expense related to these unvested CEO Award was $35.3 million, which is expected to be recognized over a period of 2.5 years
.
The Company’s RSU activity is set forth below:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of January 31, 2021	—	$—
RSU granted	4,680,439	$27.38
RSU vested	(652,901)	$27.30
RSU forfeited	(10,389)	$27.30

Outstanding as of July 31, 2021	4,017,149	$27.40

As of July 31, 2021, total unrecognized stock-based compensation expense related to stock options was $41.0 million, including the CEO Award, and is expected to be recognized over a weighted-average period of 1.9 years. As of July 31, 2021, total unrecognized stock-based compensation expense related to RSU was $86.3 million and is expected to be recognized over a weighted-average period of 3.1 years.
The following sets forth the total stock-based compensation expense for the Company’s stock options (including the CEO Award) and RSU included in the Company’s condensed consolidated statements of operations:

	Three Months Ended July 31,		Six Months Ended July 31,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
Cost of revenue	$2,164	$41	$2,188	$64
Research and development	13,682	454	14,357	757
Sales and marketing	4,169	356	4,767	655
General and administrative	8,278	339	14,558	624

Total stock-based compensation expense	$28,293	$1,190	$35,870	$2,100

12.	Stock Option Plan and Stock-based Compensation
In 2007, the Company adopted its 2007 Stock Option Plan (the “2007 Plan”) which provides for the granting of stock options to employees, directors, and consultants of the Company. In 2017, the Company adopted its 2017 Stock Option Plan (the “2017 Plan”). Stock options granted under both the 2007 and 2017 Plans may be either incentive stock options (“ISOs”) or nonqualified stock options (“NSOs”). As of January 31, 2021, 4.5 million shares of common stock remained available for issuance under the 2017 Plan. Stock-based awards forfeited, cancelled, or repurchased generally are returned to the pool of shares of common stock available for issuance under the 2017 Plan.
The 2007 Plan and 2017 Plan allow for the early exercise of stock options for certain individuals as determined by the Company’s board of directors. Stock options that are early exercised are subject to a repurchase option that allows the Company to repurchase any unvested shares. Early exercises of stock options are not deemed to be outstanding shares for accounting purposes until those shares vest according to their respective vesting schedules. Accordingly, the consideration received for early exercises of stock options are initially recorded as a liability and reclassified to common stock and additional paid-in
capital as the underlying awards vest. As of January 31, 2021 and 2020, liabilities for unvested shares related to early exercises of stock options were not material. The related number of unvested shares subject to repurchase was also not material for any period presented.
Stock options under the 2017 Plan generally expire 10 years from the date of grant, or earlier if services are terminated. The exercise price of an ISO and NSO shall not be less than 100% of the estimated fair value of the shares on the date of grant, respectively, as determined by the Company’s board of directors. Stock options granted generally vest over four years and at a rate of 25% upon the first anniversary of the issuance date and 1/48th per month thereafter.
Activity under the Company’s stock option plans is set forth below:

	Number of Stock Option Awards	Weighted Average Exercise Price	Weighted Average Remaining Contractual term (in years)	Aggregate Intrinsic Value
Outstanding as of January 31, 2018	28,955,341	$0.59	7.7	$8,905,754

Granted	8,811,605	$0.57
Exercised	(3,853,935)	$0.35		$(1,364,006)
Cancelled	(2,250,990)	$0.75

Outstanding as of January 31, 2019	31,662,021	$0.6	7.4	$7,456,493
Granted	10,780,372	$0.75
Exercised	(4,830,469)	$0.47		$(3,464,262)
Cancelled	(2,728,460)	$0.83

Outstanding as of January 31, 2020	34,883,464	$0.65	7.3	$19,314,017
Granted	8,912,180	$0.75
Exercised	(11,042,592)	$0.55		$(110,643,446)
Cancelled	(2,585,875)	$0.84

Outstanding as of January 31, 2021	30,167,177	$0.7	7.3	$1,064,538,557

Options vested and expected to vest as of January 31, 2021	27,483,800	$0.69	7.2	$969,997,293

Exercisable as of January 31, 2021	16,591,050	$0.68	6.4	$586,047,442

Activity for exercised awards includes early exercises of stock options such that these awards are not considered outstanding stock options upon exercise.
The activity above also includes a grant of a total of 1.5 million stock option awards subject to both service and performance-based vesting conditions to the Chief Executive Officer under the 2017 Plan (“CEO awards”). These stock options have a weighted-average exercise price of $0.75 per share. Upon initial grant in June 2020, these stock option awards had a grant date fair value of $1.1 million and were to vest on the fourth anniversary from the date of grant provided that positive operating income was achieved at the end of fiscal year 2024.
In September 2020, the CEO awards were modified to vest in a single installment on January 31, 2024 contingent upon the closing of the Merger and the Chief Executive Officer’s continuous employment by the

Company through January 31, 2024. No stock-based compensation expense has been recorded as the CEO awards were improbable of vesting before and after the modification in September 2020, because the performance-based vesting condition is contingent upon the closing of the Merger which is not deemed probable until consummated.
In December 2020, the CEO awards were modified again to accelerate vesting of 12.5% of stock options at any time through January 31, 2024 contingent upon certain additional service-based trigger events. For the year ended January 31, 2021, no stock-based compensation expense has been recorded as the CEO awards remained to be improbable of vesting before and after the modification in December 2020. As of January 31, 2021, the total compensation cost related to these unvested CEO awards not yet recognized was $44.3 million after the impact of the modifications.
Total stock-based compensation expense for stock awards recognized during the years ended January 31, 2021, 2020, and 2019 was $4.9 million, $2.9 million, and $1.7 million, respectively. As of January 31, 2021, total unrecognized compensation cost related to stock awards was $9.8 million and is expected to be recognized over a weighted-average period of 2.5 years.
The weighted-average grant date fair value of options granted in the years ended January 31, 2021, 2020, and 2019 was $0.94, $0.31, and $0.24 per share, respectively. The total grant date fair value of options vested during the years ended January 31, 2021, 2020, and 2019 was $5.4 million, $2.5 million, and $1.8 million, respectively.
Stock-based Compensation Associated with Awards
The Company records stock-based compensation expense for stock options based on the estimated fair value of the options on the date of the grant using the Black-Scholes option-pricing model.
The absence of a public market for the Company’s common stock requires the Company’s board of directors to estimate the fair value of its common stock for purposes of granting options and for determining stock-based compensation expense by considering several objective and subjective factors, including contemporaneous third-party valuations, actual and forecasted operating and financial results, market conditions and performance of comparable publicly traded companies, developments and milestones in the Company, the rights and preferences of common and redeemable convertible preferred stock, and transactions involving the Company’s stock. The fair value of the Company’s common stock was determined in accordance with applicable elements of the American Institute of Certified Public Accountants guide, Valuation of Privately Held Company Equity Securities Issued as Compensation.
The weighted-average assumptions in the Black-Scholes option-pricing models used to determine the fair value of stock options granted during the years ended January 31, 2021, 2020, and 2019 were as follows:

	Year Ended January 31,
	2021	2020	2019
Expected volatility	49.1% – 51.6%	40.3% – 40.9%	40.9% – 41.6%
Risk-free interest rate	0.3% – 1.6%	1.4% – 2.4%	2.7% – 2.9%
Dividend rate	0.0%	0.0%	0.0%
Expected term (in years)	5.6 – 5.8	5.0 – 5.9	6.1 – 6.4
Expected volatility: As the Company is not publicly traded, the expected volatility for the Company’s stock options was determined by using an average of historical volatilities of selected industry peers deemed to be comparable to the Company’s business corresponding to the expected term of the awards.
Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon
U.S. Treasury notes with maturities corresponding to the expected term of the awards.

Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.
Expected term: The expected term represents the period these stock awards are expected to remain outstanding and is based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules, and expectations of future employee behavior.
Stock-based Compensation Expense
The following sets forth the total stock-based compensation expense for the Company’s stock options and restricted common stock included in the Company’s consolidated statements of operations:

	Year Ended January 31,
	2021	2020	2019
	(in thousands)
Cost of revenue	$115	$39	$28
Research and development	1,807	871	419
Sales and marketing	1,501	1,164	541
General and administrative	1,524	863	718

Total stock-based compensation expense	$4,947	$2,937	$1,706